FORM N-CSRS

CERTIFIED SHAREHOLDERS REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act - file number:                               811-10419

Exact Name of registrant as specified in charter:                  NorthQuest Capital Fund, Inc.

Address of principal executive offices:                                 16 Rimwood Lane

                                                                                           Colts Neck, NJ  07722

Name and address of agent for service:                                Peter J. Lencki

                                                                                          16 Rimwood Lane

                                                                                          Colts Neck, NJ   07722

Registrant telephone number, including area code:              732-842-3465

Date of fiscal year:                                                                12/31/2012

Date of reporting period:                                                       06/30/2012

The Registrant is filing this amendment to include Item 10 (A) and (B) on pages ii and iii under the heading of “Certification”; and the title of the undersigned on page iv under section titled “Signatures”.

Item  1.   Report to Shareholders.

i

NORTHQUEST CAPITAL FUND, INC.

SEMI-ANNUAL REPORT

June 30, 2012

NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ  07722

1-800-698-5261

Ticker Symbol:   NQCFX

www.NorthQuestFund.com

NORTHQUEST CAPITAL FUND, INC.

To the Shareholders of NorthQuest Capital Fund, Inc.:

Our Fund began the year at a share price of $10.85 and ended the past six months at $11.34.  The Fund’s total return for this period was 4.52%.  The following table may be helpful in comparing the Fund’s performance with other indexes.

                                                           2012 Performance

The Fund and Other Indexes Year-To-Date (Loss)
NorthQuest Capital Fund 4.52%
Dow Jones Industrials 5.42%
NASDAQ Composite 12.66%
S&P 500 Index 8.31%

Ticker Symbol: NQCFX

     The Fund has acquired its ticker symbol from the NASDAQ Stock Market. Our daily closing Fund NAV (“the 4:00PM Net Asset Value”) price will be posted on internet sites such as the NASDAQ, Bloomberg, Wall Street Journal and other media sources. The Fund’s web site, NorthQuestFund.com, will continue to disclose the Fund’s daily NAV price.

Second Quarter

     NorthQuest sold entire positions of Symantec Corp. (SYMC) and General Dynamics Corp. (GD). These profitable sales were recorded as long-term capital gains. In aggregate, these transactions were returned to the Fund’s cash equivalent balances, which is approximately 25% of the investment portfolio. NorthQuest will be reinvesting these gains. The Fund continues to reposition our investment portfolio from a defensive stand to a more aggressive strategy.

Economic Inactivity and Government Intervention

     The U.S. economy continues to limp along, barely growing. This is no surprise. Uncontrolled government spending, regulation and taxation ultimately produce economic uncertainty, higher unemployment, declining incomes, business failures and less freedom.  The upcoming November elections will determine our economic and political destinies. If we do not reverse the increasing authority and power of the federal government our Constitutional Republic and innovative economy will eventually vanish.

     Last month our shareholders elected all nominated Directors to serve one year terms on the Fund’s Board of Directors.  Sanville & Company was also approved by Fund shareholders to audit the Fund’s year-end financial statements for 2012. Thank you for your votes.

You will find enclosed the Fund’s latest prospectus, financial report and a shareholder account statement.  Please do not hesitate to call or write me any comments or questions that you may have about this report.

Sincerely,

Peter J. Lencki

President

PERFORMANCE ILLUSTRATION
June 30, 2012 (Unaudited)

     The line graph below assumes an initial  $10,000  investment in the  NorthQuest Capital Fund on 01/15/02 and the  subsequent value of the account on  06/30/12, compared  to the $10,000 investment into the S&P 500 Index with dividends reinvested for the same period. Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less that the original cost. The returns do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.

					Line Graph
					Symbol
NorthQuest Capital Fund					"NQ"
S&P 500 Index with dividends reinvested					"SP"
												6 months
	Inception	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Ended
	01/15/02	12/31/02	12/31/03	12/31/04	12/31/05	12/31/06	12/31/07	12/31/08	12/31/09	12/31/10	12/31/11	06/30/12
NQ	$10,000	$9,190	$10,960	$11,930	$11,770	$13,350	$12,857	$9,067	$10,199	$11,051	$10,871	$11,362
SP	$10,000	$7,790	$10,026	$11,117	$11,662	$13,504	$14,245	$8,974	$11,349	$13,058	$13,334	$14,599

Another measure of performance is the Fund's Average Annual Return for the past 1 year, 5 year, and since inception (1/15/02) compared with the S&P 500 Index with dividends reinvested.

	Average Annual Return (Loss)
			Since
			Inception
	1 Year	5 Year	01/15/02
NorthQuest Capital Fund	(0.61%)	(3.59%)	1.23%

S&P 500 Index with dividends reinvested	5.45%	0.22%	3.70%

		2

NORTHQUEST CAPITAL FUND, INC.
Top Ten Holdings and Asset Allocation
June 30, 2012
	(Unaudited)

Top Ten Holdings*		Asset Allocation
(% of Net Assets)		(% of Net Assets)

Fiserv Inc.	7.95%	Biotechnology	7.07%

Parker Hannifin Corp.	7.44%	Chemicals	10.76%

Amgen Inc.	7.07%	Diversified	12.43%

C.R. Bard, Inc.	6.15%	Electrical	4.72%

Donaldson Co.	5.87%	Financial	3.54%

Exxon Mobil Corporation	5.65%	Machinery	5.87%

Stryker Corp.	5.58%	Medical	11.73%

Chevron Corp.	5.11%	Metals	3.90%

United Technologies Corp.	4.99%	Steel	4.89%

Reliance Steel & Aluminum	4.89%	Technology	10.53%

	60.70%	Other Assets	24.56%
		less liabilities, Net

			100.00%

* Portfolio holdings are subject to change and are not recommendations of individual stocks.

NORTHQUEST CAPITAL FUND, INC.

Expenses

June 30, 2012

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2012 to June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                                        Expenses Paid

                                                  Beginning                  Ending                        During Period*

                                              Account Value          Account Value             January 1, 2012 to

                                             January 1, 2012           June 30, 2012                June 30, 2012

Actual $1,000.00 $ 1,045.16 $ 9.10
Hypothetical (5% return before expenses) $1,000.00 $ 1,015.96 $ 8.97

* Expenses are equal to the Fund’s annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 182 days/366 days[number of days in most  recent fiscal half-year/365 [or 366] (to reflect the one-half year period).

NORTHQUEST CAPITAL FUND, INC.
Schedule of Investments - (Unaudited)
June 30, 2012

			Fair
COMMON STOCKS - 75.44%	Shares	Cost	Value

Biotechnology Industry - 7.07%
Amgen Inc.	2,200	$ 126,843	$ 160,688

Computer Hardware & Software - 10.53%
Fiserv Inc. *	2,500	109,333	180,550
International Business Machines	300	48,534	58,674

		157,867	239,224

Electrical Products/Equipment - 4.72%
Emerson Electric Co.	2,300	96,251	107,134

Financial Services - 3.54%
U.S. Bancorp	2,500	74,356	80,400

Diversified Industrials - 12.43%
Parker Hannifin Corp.	2,200	154,608	169,136
United Technologies Corp.	1,500	67,597	113,295

		222,205	282,431

Machinery Industry - 5.87%
Donaldson Co.	4,000	43,375	133,480

The accompanying notes are an integral part of these financial statements.

	5

NORTHQUEST CAPITAL FUND, INC.
Schedule of Investments - (Unaudited) (continued)
June 30, 2012

			Fair
COMMON STOCKS - 75.44%	Shares	Cost	Value

Medical Supplies Industry - 11.73%
C.R. Bard, Inc.	1,300	$ 115,570	$ 139,672
Stryker Corp.	2,300	72,730	126,730

		188,300	266,402

Metals & Mining Industry - 3.90%
Freeport McMoran Copper & Gold	2,600	121,361	88,582

Petroleum & Chemical Industry - 10.76%
Chevron Corp.	1,100	105,283	116,050
Exxon Mobil Corporation	1,500	98,847	128,355

		204,130	244,405

Steel Industry - 4.89%
Reliance Steel & Aluminum	2,200	77,197	111,100

TOTAL COMMON STOCKS		$1,311,885	1,713,846

OTHER ASSETS LESS LIABILITIES - 24.56%			558,067

NET ASSETS - 100%			$2,271,913

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

	6

NORTHQUEST CAPITAL FUND, INC.
Schedule of Investments - (Unaudited) (continued)
June 30, 2012

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 -

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2012 in valuing the Fund's investments carried at value:

Investments in Securities	Level1	Level 2	Level 3	Total

Common Stocks	$1,713,846	$ -	$ -	$1,713,846

	$1,713,846	$ -	$ -	$1,713,846

The accompanying notes are an integral part of these financial statements

NORTHQUEST CAPITAL FUND, INC.
Statement of Assets and Liabilities
June 30, 2012
(Unaudited)

Assets

Investments in securities at fair value (cost $1,311,885)	$ 1,713,846
Cash	3,619
Cash, interest bearing	362,211
Dividends and interest receivable	979
Receivable, securities sold	196,214

Total Assets	2,276,869

Liabilities

Accrued expenses	4,956

Net Assets	$ 2,271,913

Composition of Net Assets:
Common stock, at $.001 par value	$ 200
Paid-in capital	1,963,642
Accumulated net realized loss on investments	(92,502)
Net investment loss	(1,388)
Net unrealized appreciation of securities	401,961

Net Assets (equivalent of $11.34 per share based on 200,431 share outstanding) (Note 4)
$ 2,271,913

The accompanying notes are an integral part of these financial statements.

8

NORTHQUEST CAPITAL FUND, INC.
Statement of Operations
Six months ended June 30, 2012
(Unaudited)

Investment Income
Dividends	$ 19,510
Interest	78

Total Income	19,588

Expenses
Investment advisory fee (Note 2)	11,718
Audit and accounting	4,956
Bank fees	149
Office expense	90
Telephone	598
Postage and printing	912
Registration and fees	2,053
Taxes	500

Total Expenses	20,976

Net Investment Loss	(1,388)

Realized and Unrealized Gain (Loss) from Investments

Net realized gain (loss) on investments	105,119
Net unrealized appreciation on investments	984

Net realized and unrealized gain from investments	106,103

Net increase in net assets resulting from operations	$ 104,715

The accompanying notes are an integral part of these financial statements.

9

NORTHQUEST CAPITAL FUND, INC.
Statements of Changes in Net Assets

	(Unaudited)
	For the six
	months ended	Year ended
	June 30,	December 31,
	2012	2011
Increase (decrease) in net assets from operations

Net investment income (loss)	$ (1,388)	$ (12,120)
Net realized gain (loss) from investments	105,119	-
Unrealized appreciation (depreciation) from investments	984	(28,237)

Net increase (decrease) in net assets resulting
from operations	104,715	(40,357)

Distribution to shareholders	-	-

Capital share transactions (Note 4)	(116,292)	(5,652)

Increase (decrease) in net assets	(11,577)	(46,009)

Net Assets
Beginning of year	2,283,490	2,329,499

End of year (includes ($1,388) and $0 of undistributed net investment income (loss), respectively)	$ 2,271,913	$ 2,283,490

The accompanying notes are an integral part of these financial statements.

10

NORTHQUEST CAPITAL FUND, INC.
Financial Highlights
For a share of capital stock outstanding throughout the period

	2012 [1]	2011	2010	2009	2008	2007
PER SHARE DATA:
Net Asset Value, Beginning of Period	$ 10.85	$ 11.03	$ 10.18	$ 9.05	$ 12.85	$ 13.35
Income from Investment Operations:
Net Investment Income (Loss) (2)	(0.01)	(0.06)	(0.09)	(0.03)	0.01	0.01
Net Realized and Unrealized Gain (loss) on
Investments	0.50	(0.12)	0.94	1.16	(3.80)	(0.50)
Total From Investment Operations	0.49	(0.18)	0.85	1.13	(3.79)	(0.49)

Less Distributions	-	-	-	-	(0.01)	(0.01)

Net Asset Value, End of Period	$ 11.34	$ 10.85	$ 11.03	$ 10.18	$ 9.05	$ 12.85

Total Return (3)	4.52%	-1.63%	8.35%	12.49%	-29.48%	-3.69%

Ratios and Supplemental Data:
Net Assets, end of Period (000's)	$ 2,272	$ 2,283	$ 2,329	$ 2,125	$ 1,843	$ 2,519

Ratio of Expenses, after reimbursement to
Average Net Assets (2)	1.79%a	1.79%	1.79%	1.79%	1.79%	1.79%

Ratio of Expenses, before reimbursement to
Average Net Assets (2)	1.79%a	1.79%	1.79%	1.83%	1.79%	1.79%

Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.12%a	-0.52%	-0.85%	-0.36%	0.11%	-

Portfolio Turnover Rate	0.00%	0.00%	0.00%	0.00%	22.38%	0.00%

a The six month period is annualized

1 For the six months ended June 30, 2012 (Unaudited)

2 Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period

3 Total return assumes reinvestment of dividends

The accompanying notes are an integral part of these financial statements.

	11

NORTHQUEST CAPITAL FUND, INC.

Notes to Financial Statements

June 30, 2012

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations: NorthQuest Capital Fund, Inc. (“the Fund”) was incorporated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002.  The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933.

          The following are a summary of the significant accounting policies followed by the Fund:

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund’s “Fair Value Policy” that has been authorized by the Fund’s Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Federal Income Taxes:

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

      In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the   Fund to analyze all open tax years, fiscal years 2007-2010, as defined by IRS statute of limitations   for all major industries, including federal tax authorities and certain state tax authorities. As of and during the year ended December 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates: The preparation of financial statements in conformity with generally accepted accounting

NORTHQUEST CAPITAL FUND, INC.

Notes to Financial Statements (continued)

June 30, 2012

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.

INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with Emerald Research Corporation (“the Advisor”), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the average daily closing net assets of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund‘s aggregate annual operating expenses exceed 1.79%. The Advisor has agreed to pay all IRA custodial fees which amounted to $495 as of June 30, 2012.

The management fee paid for the six months ended June 30, 2012, as computed pursuant to the advisory agreement totaled $11,718.

Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2012, purchases and sales of investment securities other than short-term investments aggregated $0 and $382,090 respectively.

4.       CAPITAL SHARE TRANSACTIONS

As of June 30, 2012, there were 500,000,000 shares of $.001 par value capital stock authorized. Total capital stock and paid-in capital as of June 30, 2012 amounted to $1,963,842.

	June 30, 2012		December 31,2011

	Shares	Amount	Shares	Amount
Shares sold	1,788	$20,700	4,817	$52,744
Shares issued in Reinvestment of dividends
Shares redeemed	(11,834)	(136,992)	(5,498)	(58,396)
Net increase (decrease)	(10,046)	($116,292)	(681)	($5,652)

5.       FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

At June 30, 2012, the gross unrealized appreciation for all securities totaled $434,740 and the gross unrealized depreciation for all securities totaled $32,779 or a net unrealized appreciation of $401,961.  The aggregate cost of securities for federal income tax purposes at June 30, 2012 was $1,311,885.

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

2011                              2010

                         Net investment income                  $     -                              $     -

For the year ended December 31, 2011, there were no distributions paid to shareholders of   record as of December 31, 2011.

6.       NEW ACCOUNTING PRONOUNCEMENT

 In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.

ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

7.       CREDIT FACILITY

The Fund has an available line of credit with a commercial bank of up to $50,000 to meet its operating needs. Borrowings are repayable at the bank’s prime rate (3.25% at June 30, 2012) plus .99%. There were no borrowings for the six months ended June 30, 2012 and the balance due on this facility at June 30, 2012 was $0.

BOARD OF DIRECTORS INFORMATION                                                                             June 30, 2012

NorthQuest Capital Fund, Inc.

The Fund’s Board of Directors has the ultimate responsibility of running the Fund.  Information about the Fund’s Directors is provided below.  Additional board member information is included in the SAI, which is available free of charge by calling 1-800-698-5261.

INDEPENDENT DIRECTORS

Independent directors received no compensation for the six months ended June 30, 2012.

Other Public
Principal Occupation Company
Name and Age Position Term/Time on Bd. During Last 5 Years Directorships
Robert S. Keesser Lead 1 year and served Dist. Sales Manager None
Age 50 Director since Fund’s inception Genuine Parts Co.
Atlanta, GA

John G. Padovano Director 1 year and served President None
Age 63 since Fund’s inception Rand Direct, Inc.
Edison, NJ

Charles G. Camarata Director 1 year and served Private Investor None
Age 67 since 02/2012

INTERESTED DIRECTOR

Peter J. Lencki* Director 1 year and served Portfolio Manager None
Age 57 President/Treasurer since Fund’s inception NorthQuest Capital Fund

Michael W. Sommerhalter* Director 1 year and served Financial Analyst since 04/2009 Bank of America None
Age 26 Charlotte, NC

*  Directors of the Fund who would be considered “Interested persons”, as defined by the Investment Company Act of 1940.  Peter Lencki is an interested person insofar as he is President and owner in the Fund’s Investment Advisor. Mr. Sommerhalter is not an independent director since he is married to Peter Lencki’s daughter.

BOARD DISCUSSION ON RENEWING FUND’S ADVISORY CONTRACT

The discussion regarding the basis for the Board of Directors’ approving any advisory contract with the Fund will be available in the Fund’s Annual Report.

PROXY VOTING INFORMATION

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-698-5261.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Investment Advisor

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Custodian

Charles Schwab & Company, Inc.

70 White Street

Red Bank, NJ 07701

Transfer Agent

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

The Sourlis Law Firm

130 Maple Ave., Suite 9B2

Red Bank, NJ 07701

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc.  Such offering is made only be prospectus, which includes details as to offering price and material information.

Item  2.  Code of Ethics.

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, the NorthQuest Capital Fund, (the ‘Fund”), hereby adopts the following Code of Ethics, which applies to the Fund’s principal executive (Peter Lencki), chief financial officer (Peter Lencki), and accounting officers or person performing similar functions regardless of whether these individuals are employed by the Fund or a third party, is designed to deter wrongdoing and to promote:

a)

Honest and ethical conduct, including the ethical handling of actual and apparent conflicts of interest between personnel and professional relationships;

b)

Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications;

c)

Compliance with all applicable governmental laws, rules and regulations;

d)

Prompt internal reporting of violations f the code, should any occur, to any of the principal officers of the Fund and all appropriate persons identified in the code; and

e)

The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert.

The Fund has assets of $2.3 million and has no audit committee and therefore has no audit committee expert. The Fund’s officers and board of directors, which consists of independent directors that control 60% of the board, oversee and review all Fund reports. The current Fund auditor is Michael Baranowsky of Sanville & Company. Mr. Baranowsky conducts various Fund audits and continues to indicate satisfaction with the Fund’s internal controls and other Fund reporting. At this time the Fund believes it has adequate supervision over its accounting procedures, practices and reporting.

Item 4-8.  (Reserved)

Item 9.  Controls and Procedures.

Peter J. Lencki is the president and chief financial officer of the Fund. He handles all financial matters of the Fund and has provided the internal control procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous basis. Mr. Lencki is also president and owner of the investment advisor, the Emerald Research Corporation. Auditors has reviewed the internal control exercised by the Fund during the past year and found no material weaknesses.

Item 10.  Exhibits.

A.

Exhibit 12 (a) (2)

A separate certification of the principal executive and principal financial officer as required by Rule 30a-2(a) und the Investment company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSRS.

ii

Item 10.  Exhibits (continued).

B.

Exhibit 12 (b)

A separate certification of the principal executive and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act is filed herewith as an exhibit to and part of this Form N-CSRS.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                       NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  07/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  07/23/2012

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